Business Segment and Geographical Information - Distribution of Income from Operations, Including Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Income from operations	$ 373,357	$ 338,338	$ 311,694
Ireland
Segment Reporting Information [Line Items]
Income from operations	257,089	232,032	216,149
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	36,280	26,493	34,200
U.S.
Segment Reporting Information [Line Items]
Income from operations	58,561	58,322	41,348
Other
Segment Reporting Information [Line Items]
Income from operations	$ 21,427	$ 21,491	$ 19,997